Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Current assets	$ 73,258,950	$ 69,061,075
Non-current assets	220,483,131	202,185,257
Total assets	293,742,081	271,246,332
Liabilities:
Current liabilities	56,669,522	43,709,666
Non-current liabilities	140,548,495	139,597,633
Total liabilities	197,218,017	183,307,299
Empresas Cablevision
Assets:
Current assets	6,653,310	6,046,592
Non-current assets	24,099,561	22,499,913
Total assets	30,752,871	28,546,505
Liabilities:
Current liabilities	5,755,703	5,267,184
Non-current liabilities	4,308,115	3,943,909
Total liabilities	10,063,818	9,211,093
Net assets	20,689,053	19,335,412
Sky.
Assets:
Current assets	5,689,494	6,632,763
Non-current assets	19,590,056	18,515,500
Total assets	25,279,550	25,148,263
Liabilities:
Current liabilities	3,685,208	5,182,302
Non-current liabilities	7,041,237	5,967,680
Total liabilities	10,726,445	11,149,982
Net assets	$ 14,553,105	$ 13,998,281